Post employment benefits	12 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Post employment benefits	14. Post-employment benefits

Accounting policies

The group’s principal post-employment funds are defined benefit plans.
In addition, the group has defined contribution plans, unfunded post-
employment medical benefit liabilities and other unfunded defined benefit post-employment liabilities. For post-employment plans other than defined contribution plans, the amount charged to operating profit is the cost of accruing pension benefits promised to employees over the year, administration costs (other than costs of managing plan assets), plus any changes arising on benefits granted to members by the group during the year. Net finance charges/income comprise the net deficit/
surplus on the plans at the beginning of the year, adjusted for cash flows in the year, multiplied by the discount rate for plan liabilities. The differences between the fair value of the plans’ assets and the present value of the plans’ liabilities are disclosed as an asset or liability on the consolidated balance sheet. Any differences due to changes in assumptions or experience are recognised in other comprehensive income. The amount of any pension fund asset recognised on the balance sheet is limited to any future refunds from the plan or the present value of reductions in future contributions to the plan.
Contributions payable by the group in respect of defined contribution plans are charged to operating profit as incurred.

Critical accounting estimates and judgements

Application of IAS 19 requires the exercise of estimates and judgement in relation to various assumptions.
Diageo determines the assumptions on a country-by-country basis in conjunction with its actuaries. Estimates are required in respect of uncertain future events, including the life expectancy of members of the plans, salary and pension increases, future inflation rates, discount rates and employee and pensioner demographics. The application of different assumptions could have a significant effect on the amounts reflected in the income statement, other comprehensive income and the balance sheet. There may be interdependencies between the assumptions.
Where there is an accounting surplus on a defined benefit plan, management judgement is necessary to determine whether the group can obtain economic benefits through a refund of the surplus or by reducing future contributions to the plan.

(a) Post-employment benefit plans
The group operates a number of pension plans throughout the world, devised in accordance with local conditions and practices. Diageo's most significant plans are defined benefit plans and are funded by payments to separately administered trusts or insurance companies. The group also operates a number of plans that are generally unfunded, primarily in the United States, which provide to employees post-employment medical benefits.
The principal plans are in the United Kingdom, Ireland and the United States
where benefits are based on employees’ length of service and salary. All valuations were performed by independent actuaries using the projected unit credit method to determine pension costs.
The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(1)	1 April 2024
Ireland(2)	31 December 2024
United States	1 January 2025
(1)The Diageo Pension Scheme (DPS, the UK Scheme) closed to new members in
November 2005. Employees who joined Diageo in the United Kingdom between
November 2005 and January 2018, were eligible to become members of the Diageo
Lifestyle Plan (a cash balance defined benefit plan) which was merged into the DPS in
July 2023. Since January 2018, new employees have been eligible to become members of a master trust defined contribution plan.
(2)The Guinness Ireland Group Pension Scheme (GIGPS, the Irish Scheme) closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of a master trust defined contribution plan.
The assets of the UK and Irish pension plans are held in separate trusts administered by trustees who are required to act in the best interests of the plans’ beneficiaries. For DPS, the trustee is Diageo Pension Trust Limited. As required by legislation, one-third of the directors of the Trust are nominated by the members of the DPS, member nominated directors are appointed from both the pensioner member community and the active member community. For the
Irish Scheme, Diageo Ireland makes three nominations and appoints three further candidates nominated by representative groupings.
The amounts charged to the consolidated income statement and statement of comprehensive income for the group’s defined benefit plans for the three years ended 30 June 2026 are as follows:

	2026 $ million	2025 $ million	2024 $ million
Current service cost and administrative expenses	(87)	(88)	(82)
Past service (losses)/gains – ordinary activities	(4)	2	3
Past service losses – exceptional(1)	(37)	—	—
Charge to operating profit	(128)	(86)	(79)
Net finance income in respect of post- employment plans	35	35	37
Charge before taxation(2)	(93)	(51)	(42)
Actual returns less amounts included in finance income	(136)	(460)	(168)
Experience (losses)/gains	(94)	(139)	24
Changes in financial assumptions	252	495	20
Changes in demographic assumptions	(87)	92	43
Other comprehensive loss	(65)	(12)	(81)
Changes in the surplus restriction	(3)	(1)	5
Total other comprehensive loss	(68)	(13)	(76)
(1)Includes a one-off discretionary increase of $38 million in pension benefits to GIGPS pensioners.
(2)The (charge)/income before taxation is in respect of the following countries:

	2026 $ million	2025 $ million	2024 $ million
United Kingdom	(6)	2	5
Ireland	(32)	1	3
United States	(37)	(41)	(35)
Other	(18)	(13)	(15)
	(93)	(51)	(42)
In addition to the charge in respect of defined benefit post-employment plans, contributions to the group’s defined contribution plans were $72 million (2025 –
$70 million; 2024 – $62 million).
The movements in the plan assets and liabilities for the two years ended 30 June
2026 are set out below:

	Plan assets $ million	Plan liabilities $ million	Net surplus $ million
At 30 June 2024	8,417	(7,696)	721
Exchange differences	633	(608)	25
Disposal of businesses	—	3	3
Reclassification to liabilities held for sale	—	7	7
Income/(charge) before taxation	381	(432)	(51)
Other comprehensive (loss)/income(1)	(460)	448	(12)
Contributions by the group	64	—	64
Employee contributions	2	(2)	—
Benefits paid	(504)	504	—
At 30 June 2025	8,533	(7,776)	757
Exchange differences	(262)	233	(29)
Income/(charge) before taxation	390	(483)	(93)
Other comprehensive (loss)/income(1)	(136)	71	(65)
Contributions by the group	57	—	57
Employee contributions	2	(2)	—
Benefits paid	(527)	527	—
At 30 June 2026	8,057	(7,430)	627
(1)Excludes surplus restriction.
The plan assets and liabilities by type of post-employment benefit and country are as follows:

	2026		2025
	Plan assets $ million	Plan liabilities $ million	Plan assets $ million	Plan liabilities $ million
Pensions
United Kingdom	5,271	(4,800)	5,640	(5,083)
Ireland	1,938	(1,533)	2,057	(1,599)
United States	623	(590)	595	(562)
Other	203	(210)	215	(230)
Post-employment medical	2	(257)	3	(266)
Other post-employment	20	(40)	23	(36)
	8,057	(7,430)	8,533	(7,776)
The balance sheet analysis of the post-employment plans is as follows:

	2026		2025
	Non- current assets(1) $ million	Non- current liabilities $ million	Non- current assets(1) $ million	Non- current liabilities $ million
Funded plans	1,006	(141)	1,161	(146)
Unfunded plans	—	(246)	—	(263)
	1,006	(387)	1,161	(409)
(1)Includes surplus restriction of $8 million (2025 – $5 million).
The disclosures have been prepared in accordance with IFRIC 14 IAS 19. In particular, where the calculation for a plan results in a surplus, the recognised asset is limited to the present value of any available future refunds from the plan or reductions in future contributions to the plan, and any additional liabilities are recognised as required. At 30 June 2026, the DPS had a net surplus of $517 million (2025 – $608 million; 2024 – $689 million) and the GIGPS had a net surplus of $366 million (2025 – $417 million; 2024 – $332 million) and other schemes in a surplus totalled $123 million (2025 – $136 million; 2024 –
$125 million). The DPS and GIGPS surpluses have been recognised with no provision made against them as they are expected to be recoverable through a combination of a reduction in future cash contributions or ultimately via a cash refund when the last member’s obligations have been met.
(b) Principal risks and assumptions
The material post-employment plans are not exposed to any unusual, entity-
specific or scheme-specific risks but there are general risks:
Inflation – The majority of the plans’ obligations are linked to inflation. Higher inflation will lead to increased liabilities which is partially offset by the plans holding inflation linked gilts, swaps and caps against the level of inflationary increases.
Interest rate – The plan liabilities are determined using discount rates derived from yields on AA-rated corporate bonds. A decrease in corporate bond yields will increase plan liabilities though this will be partially offset by an increase in the value of the bonds held by the post-employment plans.
Mortality – The majority of the obligations are to provide benefits for the life of the members and their partners, so any increase in life expectancy will result in an increase in the plans’ liabilities.
Asset returns – Assets held by the pension plans are invested in a diversified portfolio including equities, bonds and other assets. Volatility in asset values will lead to movements in the net deficit/surplus reported in the consolidated balance sheet for post-employment plans which in addition will also impact the post-employment expense in the consolidated income statement.
The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post-employment plans at
30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(1)
	2026%	2025%	2024%	2026%	2025%	2024%	2026%	2025%	2024%
Rate of general increase in salaries(2)	3.4	3.3	3.6	3.5	3.4	3.7	—	—	—
Rate of increase to pensions in payment	2.6	2.5	2.8	2.0	2.0	2.2	—	—	—
Rate of increase to deferred pensions	2.4	2.3	2.6	2.0	2.0	2.2	—	—	—
Discount rate for plan liabilities	6.0	5.6	5.1	4.1	3.8	3.6	5.4	5.2	5.3
Inflation – CPI	2.4	2.3	2.6	2.1	2.0	2.3	2.3	2.3	2.3
Inflation – RPI	2.9	2.8	3.1	—	—	—	—	—	—
(1)The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on the member’s projected final salary.
(2)The salary increase assumptions include an allowance for age-related promotional salary increases.
For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(1)			Ireland(2)			United States
	2026 Age	2025 Age	2024 Age	2026 Age	2025 Age	2024 Age	2026 Age	2025 Age	2024 Age
Retiring currently at age 65
Male	87.2	86.7	86.8	87.4	86.9	87.2	85.9	85.8	85.7
Female	88.6	88.3	88.4	89.9	89.6	89.7	87.5	87.5	87.4
Currently aged 45, retiring at age 65
Male	88.0	87.5	88.1	88.7	88.2	88.8	87.4	87.3	87.2
Female	90.3	90.0	90.5	91.3	91.0	91.4	89.0	88.9	88.9
(1)Based on the CMI’s S4 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(2)Based on the CMI's S4 mortality tables with scaling factors based on the experience of the plan, with suitable future improvements.
For the significant assumptions, the following sensitivity analysis estimates the potential impacts on the consolidated income statement for the year ending 30 June
2027 and on the plan liabilities at 30 June 2026:

	United Kingdom			Ireland			United States
Benefit/(cost)	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million
Effect of 0.5% increase in discount rate	2	14	229	1	6	85	2	2	27
Effect of 0.5% decrease in discount rate	(2)	(13)	(250)	(1)	(5)	(94)	(2)	(2)	(30)
Effect of 0.5% increase in inflation	(2)	(8)	(157)	—	(2)	(36)	—	(1)	(9)
Effect of 0.5% decrease in inflation	1	7	148	—	2	36	—	1	9
Effect of one year increase in life expectancy	—	(6)	(129)	—	(3)	(60)	—	(1)	(17)
(1)The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(i)    The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation-linked assumptions (e.g. pension increases and salary increases where appropriate).
(c) Investment and hedging strategy
The investment strategy for the group’s funded post-employment plans is determined locally by the trustees of the plan and/or Diageo, as appropriate, and it takes account of the relevant statutory requirements. The objective of the investment strategy is to achieve a target rate of return in excess of the movement on the liabilities, whilst taking an acceptable level of investment risk relative to the liabilities. This objective is implemented by using the funds of the plans to invest in a variety of asset classes that are expected over the long-term to deliver a target rate of return. The majority of the investment strategies have significant amounts allocated to bonds in order to provide protection against adverse movements in the liabilities of the plans. This includes corporate bonds and bonds held under sale and repurchase agreements (repos) whereby the bond is provided as security for bank funding to enable the acquisition of additional bonds to increase the level of protection provided.
Repos are fully collateralised short-term agreements (typically up to 12 months in duration) and are a well-recognised investment practice as part of a risk management programme against interest rate or inflation risks. Under the UK Scheme, a significant amount of the repos are less than three months in duration. At 30 June 2026, approximately 97% and 100% (2025 – 96% and 100%) of the UK Scheme’s liabilities measured on the Trustee's funding basis (gilts+50bps) were protected against future adverse movements in inflation and interest rates respectively through the combined effect of bonds and swaps. At 30 June 2026, approximately 93% and 75%
(2025 – 93% and 109%) of the Irish plans’ liabilities measured on the Trustee's funding basis (euro-swaps+50bps) were protected against future adverse movements in interest rates and inflation respectively through the combined effect of bonds and swaps.
The discount rates used are based on the yields of high-quality fixed income investments. For the UK plans, which represent approximately 65% of total plan liabilities, the discount rate is determined by reference to the yield curves of AA-rated corporate bonds for which the timing and amount of cash outflows are similar to those of the plans. A similar process is used to determine the discount rates used for the non-UK plans.
An analysis of the fair value of the plan assets is as follows:

	2026
	United Kingdom $ million		Ireland $ million		United States and other $ million		Total $ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities(1)	—	750	—	292	67	140	67	1,182	1,249
Bonds
Fixed-interest government	308	—	16	105	56	68	380	173	553
Inflation-linked government	983	505	1	9	—	1	984	515	1,499
Investment grade corporate	—	1,196	—	641	30	440	30	2,277	2,307
Non-investment grade	27	707	2	360	1	—	30	1,067	1,097
Loan securities	3	226	—	82	—	—	3	308	311
Liability Driven Investment (LDI)	—	—	—	134	—	—	—	134	134
Property	6	429	—	58	—	—	6	487	493
Hedge funds	—	—	—	—	—	4	—	4	4
Interest rate and inflation swaps	—	(150)	11	81	—	—	11	(69)	(58)
Cash, short-term and other investments	91	190	36	110	—	41	127	341	468
Total bid value of assets	1,418	3,853	66	1,872	154	694	1,638	6,419	8,057

	2025
	United Kingdom $ million		Ireland $ million		United States and other $ million		Total $ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities(1)	—	961	—	366	89	137	89	1,464	1,553
Bonds
Fixed-interest government	224	22	—	80	56	8	280	110	390
Inflation-linked government	1,447	618	—	117	—	1	1,447	736	2,183
Investment grade corporate	—	846	—	667	19	427	19	1,940	1,959
Non-investment grade	5	640	2	375	—	49	7	1,064	1,071
Loan securities	18	315	—	116	—	—	18	431	449
Liability Driven Investment (LDI)	—	—	—	130	—	—	—	130	130
Property	—	595	—	58	—	—	—	653	653
Hedge funds	—	—	—	—	—	10	—	10	10
Interest rate and inflation swaps	1	(264)	11	20	—	—	12	(244)	(232)
Cash, short-term and other investments	49	163	18	97	—	40	67	300	367
Total bid value of assets	1,744	3,896	31	2,026	164	672	1,939	6,594	8,533
(1)Equities include limited partnerships that invest primarily in loan securities.
(i)The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.
(ii)For the year ended 30 June 2026, the analyses of asset categories above include $1,590 million (2025 - $1,431 million) in the United Kingdom, $1,102 million (2025 - $1,147 million) in
Ireland and $625 million (2025 - $598 million) in the United States held in unquoted pooled investment vehicles.
Total cash contributions by the group to all post-employment plans in the year ending 30 June 2027 are estimated to be approximately $59 million.
(d) Deficit funding arrangements
UK plans
In the year ended 30 June 2011, the group established a Pension Funding Partnership (PFP) in respect of the UK Scheme. Whisky inventory was transferred into the partnership but the group retains control over the partnership which at 30 June 2026 held inventory with a book value of $739 million (2025 – $926 million). The partnership is fully consolidated in the group financial statements. The UK Scheme has a limited interest in the partnership and, as a partner, is entitled to a distribution from the profits of the partnership. The arrangement is expected to cease in 2030, and contributions to the UK scheme in any year will be dependent on the funding position of the UK scheme at the previous 31 March.. Given the surplus funding position in the DPS, there were no contributions to the DPS in the years ended 30 June
2026 and 30 June 2025.
In 2030, the group will be required, dependent upon the funding position of the UK Scheme at that time, to pay an amount not greater than the actuarial deficit at that time, up to a maximum of £430 million ($569 million) in cash, to purchase the UK Scheme’s interest in the partnership. If the UK Scheme is in surplus at an actuarial triennial valuation excluding the value of the PFP, then the group can exit the PFP with the agreement of the Trustee.
Irish plans
The triennial actuarial valuation as at 31 December 2024 showed that the Scheme is fully funded on the Trustee’s ongoing funding basis and the statutory minimum funding standard basis. Given the fully funded position, no deficit contributions were payable in the years ended 30 June 2026 and 30 June 2025. The company has agreed with the Trustee on conditional contributions if there is a deficit in the Scheme on either of the next two valuation dates. These conditional contributions shall be payable over the three years following the valuation and the aggregate payment will be equal to the ongoing deficit disclosed, subject to the caps set out below:

	Valuation date
	31 December 2027		31 December 2030
	€ million	$ million	€ million	$ million
Maximum conditional contribution	39	44	39	44
(e) Timing of benefit payments
The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2026 $ million	2025 $ million	2026 $ million	2025 $ million	2026 $ million	2025 $ million
Maturity analysis of benefits expected to be paid
Within one year	356	375	107	100	71	68
Between 1 to 5 years	1,410	1,430	510	478	226	215
Between 6 to 15 years	3,416	3,472	910	912	500	476
Between 16 to 25 years	2,920	2,986	691	745	337	315
Beyond 25 years	2,498	2,694	672	743	265	245
Total	10,600	10,957	2,890	2,978	1,399	1,319
	years	years	years	years	years	years
Average duration of the defined benefit obligation	11	12	12	13	9	9
The projected benefit payments are based on the assumptions underlying the assessment of the obligations, including inflation. They are disclosed undiscounted and therefore appear large relative to the discounted value of the plan liabilities recognised on the consolidated balance sheet. They are in respect of benefits that have accrued at the balance sheet date and make no allowance for any benefits to be accrued subsequently.
(f) Related party disclosures
Information on transactions between the group and its pension plans is given in note 21.